Derivative Financial Instruments	3 Months Ended
Mar. 31, 2017
Financial Instruments [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

The Company entered into the Currency Swaps as economic hedges of certain cash flows from its Concordia International segment denominated in GBP and long-term debt repayments denominated mainly in USD. The Company determines for each derivative contract entered into whether hedge accounting will be applied at inception, which is based on the facts and circumstances of each contract.
Payments and contractual obligations under the Currency Swaps were with the same counterparty, however are settled on a gross basis. Therefore, the fair value of the pay and receive portions along with interest payable and receivable have been presented on a gross basis within the consolidated statement of loss and comprehensive loss and balance sheet.
On October 20, 2017, the Company was notified by the counterparty to the Currency Swaps that one or more events of default occurred under the Currency Swaps as a result of the Company obtaining a preliminary interim order from the Ontario Superior Court of Justice pursuant to the arrangement provisions of the CBCA. As a result of the foregoing, the counterparty to the Currency Swaps designated October 23, 2017 as the early termination date with respect to all transactions under the Currency Swaps. The amount due on the date of termination on the Currency Swaps as asserted by the counterparty was $114,431 (the "Cross Currency Swap Liability"). The Cross Currency Swap Liability bears interest at a rate equal to the rate of interest due on the USD Term Loan and is payable with the same frequency and on the same date as such payments are made on the USD Term Loan, pursuant to the Concordia International Credit Agreement, subject to the terms of the termination agreement between the Company and the counterparty to the Currency Swaps. The Company has and continues to pay the foregoing interest associated with the Cross Currency Swap Liability pursuant to such termination agreement.
During the year ended December 31, 2017, the Company incurred and recorded interest expense of $1,143 (2016 - $nil; 2015 - $nil) related to the outstanding Cross Currency Swap Liability. Upon early termination of the Currency Swaps, the derivative financial instruments were reclassified to cross currency swap liability and presented within current liabilities in the consolidated balance sheet, and a loss of $38,985 (2016 - $nil; 2015 - $nil) was reflected in fair value (gain) loss on derivative financial instruments in the consolidated statements of loss. As a result of the early termination of the Currency Swaps, the remaining fair value loss of $1,360 (2016 - $1,561) cumulatively reflected in other comprehensive income as at October 23, 2017, as part of the initial hedge relationship, has been recycled to the consolidated statements of loss within fair value (gain) loss on derivative financial instruments. The Cross Currency Swap Liability is guaranteed, and secured by liens created by the collateral documents under the Concordia International Credit Agreement (as defined herein).
The original terms and amounts recorded related to the Currency Swaps were as follows:

Derivative Financial Instrument	Effective Date	Maturity Date	Principal Amount Receivable	Interest Rate Receivable	Principal Amount Payable	Interest Rate Payable	Implicit Rate of Foreign Exchange (USD per GBP)
August 2016 Currency Swap	Aug 17, 2016	Apr 15, 2023	$382,000	10.65%	£296,930	10.29%	1.2865
November 2016 Currency Swap	Nov 3, 2016	Apr 1, 2022	$350,000	9.00%	£286,580	9.95%	1.2213

Derivative Financial Instrument	Semi-Annual Receipts	Semi-Annual Payments	Contractual Repricing Date
August 2016 Currency Swap	$20,681	£15,538	Oct 13, 2020
November 2016 Currency Swap	$15,750	£14,257	Oct 1, 2020

Interest and accretion expense and interest income
Payments and receipts associated with the Currency Swaps have been reflected in the consolidated statement of loss within interest and accretion expense and interest income, as follows:

	Statements of Loss Classification	2017	2016	2015
August 2016 Currency Swap	Interest and accretion expense	32,148	14,607	—
November 2016 Currency Swap	Interest and accretion expense	29,682	5,730	—
Total		61,830	20,337	—

	Statements of Loss Classification	2017	2016	2015
August 2016 Currency Swap	Interest income	(33,450)	(15,369)	—
November 2016 Currency Swap	Interest income	(25,638)	(5,075)	—
Total		(59,088)	(20,444)	—

Settlement of interest
During the year ended December 31, 2017, the counterparty to the Currency Swaps settled interest receivable of $76,616 (2016 - $nil; 2015 - $nil). The Company also settled interest payable of $81,583 (2016 - $nil; 2015 - $nil) with the counterparty to the Currency Swaps during the year ended December 31, 2017.
Fair values of derivative financial instruments
The fair values of the Currency Swaps and their classification in the consolidated balance sheet were as follows:

As at	Balance Sheet Classification	Dec 31, 2017	Dec 31, 2016
August 2016 Currency Swap	Derivative financial instruments asset (liability)	—	23,555
November 2016 Currency Swap	Derivative financial instruments asset (liability)	—	(27,854)
Total derivatives		—	(4,299)

Cash flow hedge gains (losses) in accumulated other comprehensive loss

August 2016 Currency Swap
Balance, January 1, 2016	—
Effective portion of change in fair value of hedging instruments	(1,623)
Transfers to (income) loss:
Discontinuation of hedge accounting due to hedge ineffectiveness	62
Balance, December 31, 2016	(1,561)

Transfers to (income) loss:
Discontinuation of hedge accounting due to hedge ineffectiveness	201
Early termination of derivative contracts	1,360
Balance, December 31, 2017	—

(Gains) losses recognized on derivative financial instruments in the consolidated statements of loss

	Statements of Loss Classification	2017	2016	2015
August 2016 Currency Swap	Fair value (gain) loss on derivative financial instruments	43,010	24,861	—
November 2016 Currency Swap	Fair value (gain) loss on derivative financial instruments	27,755	(27,481)	—
Total		70,765	(2,620)	—

Unrealized foreign exchange (gain) loss

Unrealized foreign exchange gain for the year ended December 31, 2017 was $72,891 (2016 - $128,574 loss; 2015 - $nil).  The primary component of the unrealized foreign exchange (gain) loss is the recognition of accumulated unrealized foreign exchange gains on certain inter-company loans associated with the Company's investment in the Concordia International segment. Prior to entering into the Currency Swaps, foreign exchange translation gains and losses on these inter-company loans were not included in the statement of loss given the loans formed part of the permanent investment in those subsidiaries. In entering into the Currency Swaps, certain inter-company loans became designated as hedged items, and subject to on-going repayment. Accordingly, the inter-company loans were no longer considered to be permanent investments in the related subsidiaries and changes in foreign exchange result in unrealized foreign exchange gains and losses recorded in the consolidated statement of loss. All such loans are eliminated on consolidation.